Schedule of Inventory, Current (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components, spare parts	€ 4,085	€ 4,225
Work-in-progress	676	832
Finished goods	2,118	1,591
Total gross inventories	6,879	6,648
Less: provision for slow-moving inventory	728	741
Total	€ 6,151	€ 5,908